Exhibit 99.1

Chase Education Loan Trust 2007-A

Quarterly Servicing Report

Beginning Collection Period	July 2, 2007
Ending Collection Period	August 31, 2007
Beginning Accrual Period	July 2, 2007
Ending Accrual Period	September 27, 2007
Determination Date	September 26, 2007
Record Date	September 27, 2007
Quarterly Payment Date	September 28, 2007

I.	Asset and Liability Summary

A.	Trust Student Loan Portfolio		7/2/2007	Change	8/31/2007
	i	Trust Student Loan Principal Balance	$1,168,077,686.09	$(6,535,656.98)	$1,161,542,029.11
	ii	Accrued Interest (ABI, ISP, SAP)	$9,841,409.54	$6,385,617.90	$16,227,027.44

	iii	Pool Balance (i + ii)	$1,177,919,095.63	$(150,039.08)	$1,177,769,056.55
	iv	Capitalized Interest Account Balance	$29,000,000.00	$—	$29,000,000.00
	v	Consolidation Loan Add-On Account Balance	$5,000,000.00	$(264,318.48)	$4,735,681.52
	vi	Supplemental Purchase Account Balance	$2,684,123.34	$(2,684,123.34)	$—
	vii	Specified Reserve Account Balance	2,950,945.58	$(47,114.96)	2,903,830.62

	viii	Adjusted Pool Balance (iii + iv + v + vi+vii)	$1,217,554,164.55	$(3,145,595.86)	$1,214,408,568.69

B.	i	Weighted Average Coupon	5.76%	0.24%	6.00%
	ii	Weighted Average Remaining Term (months)	227.00	(6)	221.50
	iii	Number of Trust Student Loans	98,580	(490)	98,090
	iv	Number of Borrowers	57,871	(311)	57,560
	v	Pool Factor	1.00	(0.01)	0.99

C.	Notes		CUSIP	Spread over 3M LIBOR	Note Rate for current Accrual Period	Outstanding Amount as of 6/28/2007	% of Outstanding Amount	Outstanding Amount as of 9/28/2007	% of Outstanding Amount
	i	Class A-1 Notes	16151U AA4	0.01%	5.3673%	$430,000,000.00	35.20%	$416,103,123.48	34.45%
	ii	Class A-2 Notes	16151U AB2	0.06%	5.4173%	$217,000,000.00	17.76%	$217,000,000.00	17.97%
	iii	Class A-3 Notes	16151U AC0	0.07%	5.4273%	$261,000,000.00	21.36%	$261,000,000.00	21.61%
	iv	Class A-4 Notes	16151U AD8	0.10%	5.4573%	$277,000,000.00	22.67%	$277,000,000.00	22.93%
	vii	Class B Notes	16151U AG1	0.22%	5.5773%	$36,700,000.00	3.01%	$36,700,000.00	3.04%

	viii	Total Notes				$1,221,700,000.00	100.00%	$1,207,803,123.48	100.00%

D.	Reserve Account		7/2/2007	8/31/2007
	i	Reserve Account Balance	$2,950,945.58	$2,950,945.58
	ii	Specified Reserve Account Balance	$2,950,945.58	$2,903,830.62

E.	Other Trust Accounts		7/2/2007	8/31/2007
	i	Consolidation Loan Add-On Account Balance	$5,000,000.00	$4,735,681.52
	ii	Capitalized Interest Account Balance	$29,000,000.00	$29,000,000.00
	iii.	Supplemental Purchase Account	$2,684,123.34	$—
	iv.	Collection Account Balance	$—	$17,367,589.58

F.		Total Trust Account Balances (D.i +E.i + E.ii + E.iii + E.iv)	$39,635,068.92	$54,054,216.68

II.	Transactions and Accruals during the Collection Period 7/2/2007 - 8/31/2007

A.	Trust Student Loan Cash Principal Activity
	i	Borrower Payments	$(8,235,978.74)
	ii	Claim Payments	$(554,524.81)
	iii	Other Adjustments	$(111,101.36)
	iv	Add-on Consolidation Loans	$288,985.92

	v	Total Principal Collections	$(8,612,618.99)

B.	Trust Student Loan Non-Cash Principal Activity
	i	Capitalized Interest	$2,106,207.59
	ii	Other Adjustments	$(29,245.58)

	iii	Total Non-Cash Principal Activity	$2,076,962.01

C.	Total Trust Student Loan Principal Activity (A.v + B.iii)		$(6,535,656.98)
D.	Trust Student Loan Cash Interest Activity
	i	Borrower Payments	$(7,459,533.83)
	ii	Claim Payments	$(10,583.92)
	iii	Other Adjustments	$—
	iv	Add-on Consolidation Loans	$—
	v	Subsidy Payments (ISP)	$—
	vi	Special Allowance Payments (SAP)	$—

	vii	Total Interest Collections	$(7,470,117.75)

E.	Trust Student Loan Non-Cash Interest Activity
	i	Borrower Accruals	$10,657,120.87
	ii	Interest Subsidy Payment Accruals (ISP)	$746,017.32
	iii	Special Allowance Payment Accrual Estimate (SAP)	$4,630,258.30
	iv	Capitalized Interest	$(2,106,207.59)
	v	Other Adjustments	$(71,453.25)

	vi	Total Non-Cash Interest Activity	$13,855,735.65

F.	Total Trust Student Loan Interest Activity (D.vii + E.vi)		$6,385,617.90

G.	Non-Reimbursable Losses During Collection Period		$—

H.	Cumulative Non-Reimbursable Losses to Date		$—

III.	Available Funds for the Collection Period 7/2/2007 - 8/31/2007

A.	Total Available Funds as of 7/02/2007		$—
B.	Principal Collections
	i	Principal Payments Received - Cash Payments	$5,593,621.61
	ii	Principal Payments Received - Loans Paid in Full	$3,095,492.51
	iii	Principal Payments Received - Purchase/Repurchase or Reimbursement by Seller/Depositor/Servicer	$85,345.05
	iv	Liquidation Proceeds and Recoveries	$—

	v	Total Principal Collections	$8,774,459.17

C.	Interest Collections
	i	Interest Payments Received - Cash Payments	$7,308,965.36
	ii	Interest Payments Received - Loans Paid in Full	$44,552.21
	iii	Interest Payments Received - Interest Subsidy Payments and Special Allowance Payments	$—
	iv	Interest Payments Received - Purchase/Repurchase or Reimbursement by Seller/Depositor/Servicer	$—
	v	Late Fee Activity	$44,787.41

	vi	Total Interest Collections	$7,398,304.98

D.	Other Available Funds
	i	Transfer from Capitalized Interest Account	$—
	ii	Transfer from Reserve Account	$—
	iii	Transfer from Supplemental Purchase Account	$2,684,123.34

	iv	Total Other Available Funds	$2,684,123.34

E.	Investment Earnings		$31,678.60

F.	Funds Previously Remitted
	i	Payments to the Department of Education	$1,028,798.17
	ii	Primary Servicing Fees	$346,172.68
	iii	Administration Fees	$146,005.66
	iv	Interest Payments-LIBOR Notes	$—
	v	Principal Payments-LIBOR Notes	$—
	vi	Trustee Fees	$—

	vii	Total Previously Remitted Funds	$1,520,976.51

G.	Total Available Funds (A + B.v + C.vi + D.iv + E - F.vii) as of 8/31/2007		$17,367,589.58

IV.	Waterfall for Distributions

					Remaining Funds Balance

A.			Total Available Funds as of 8/31/07:	$17,367,589.58
			Capitalized interest Fund Excess:	$14,000,000.00
			Reserve Fund Excess:	$47,114.96	$31,414,704.54

B.	First		Payments to the Dept of Ed and Gurantee Fees	$1,026,498.49	$30,388,206.05

C.	Second		Primary Servicing Fee (to be paid on the current Quarterly Payment Date) - Master Servicer Master Servicing Fee	$172,680.00
				$—	$30,215,526.05

D.	Third		Administration Fee (to be paid on the current Quarterly Payment Date)	$145,192.94	$30,070,333.11

E.	Fourth		Class A Noteholders’ Interest Distribution Amount
		i	Class A-1 Notes	$5,641,660.20
		ii	Class A-2 Notes	$2,873,592.60
		iii	Class A-3 Notes	$3,462,636.54
		iv	Class A-4 Notes	$3,695,218.78
			Total Class A Noteholders’ Interest Distribution Amount	$15,673,108.12	$14,397,224.99

F.	Fifth		Class B Noteholders’ Interest Distribution Amount	$500,348.47	$13,896,876.52

G.	Sixth		Class A Noteholders’ Principal Distribution Amount
		i	Class A-1 Notes	$13,896,876.52
		ii	Class A-2 Notes	$—
		iii	Class A-3 Notes	$—
		iv	Class A-4 Notes	$—
			Total Class A Noteholders’ Principal Distribution Amount	$13,896,876.52	$—

H.	Seventh		Class B Noteholders’ Principal Distribution Amount	$—	$—

I.	Eighth		Deposit to Reserve Account, if any	$—	$—

J.	Ninth		Carryover Servicing Fee	$—	$—

K.	Tenth		Remaining amounts to the Certificateholders	$—	$—

V.	Stepdown Date, Trigger Event and Event of Default

A.	Has Stepdown Date occurred?		NO
		The Stepdown Date is the earlier of (i) September 30, 2013 and
		(ii) the first date on which no Class A Notes remain Outstanding.

B.	Trigger Event
	(i)	Adjusted Pool Balance as of end of Collection Period	$1,214,408,568.69
	(ii)	Outstanding Amount of Notes (after application of Available Funds)	$1,207,803,123.48
	(iii)	Has a Trigger Event occurred (ii > i)?	NO

C.	Has an Event of Default occurred?		NO

VI.	Collegiate Funding Services Education Loan Trust 2007-A Pool Characteristics

		Weighted Average Coupon		Number of Loans		% of Total Loans Outstanding		Principal Amount		% of Total Principal Amount Outstanding
	Status	7/2/2007	8/31/2007	7/2/2007	8/31/2007	7/2/2007	8/31/2007	7/2/2007	8/31/2007	7/2/2007	8/31/2007

A.	Borrower Distribution:
	Deferment
	Unsubsidized Loans	5.604%	5.622%	4,467	4,986	4.54%	5.08%	57,344,247.96	63,577,335.37	4.91%	5.47%
	Subsidized Loans	5.586%	5.608%	4,921	5,504	5.00%	5.61%	64,509,218.11	71,911,157.78	5.52%	6.19%
	Forbearance
	Unsubsidized Loans	5.951%	6.037%	3,786	3,738	3.85%	3.81%	56,244,631.16	54,035,783.72	4.82%	4.65%
	Subsidized Loans	5.839%	5.938%	3,813	3,779	3.87%	3.85%	54,926,583.16	52,760,846.46	4.70%	4.54%
	Repayment
	Current	5.644%	5.633%	71,648	70,773	72.79%	72.14%	834,546,290.54	822,741,270.85	71.48%	70.83%
	31-60 Days Delinquent	6.153%	6.052%	3,949	2,870	4.01%	2.93%	43,153,304.87	33,183,251.96	3.70%	2.86%
	61-90 Days Delinquent	6.515%	6.165%	2,185	1,229	2.22%	1.25%	21,592,566.86	12,608,998.40	1.85%	1.09%
	91-120 Days Delinquent	6.580%	6.465%	1,322	1,224	1.34%	1.25%	12,243,297.01	12,409,906.92	1.05%	1.07%
	121-150 Days Delinquent	6.384%	6.679%	1,223	1,522	1.24%	1.55%	12,350,689.59	14,161,953.81	1.06%	1.22%
	151-180 Days Delinquent	5.980%	6.553%	846	892	0.86%	0.91%	8,739,631.08	8,189,108.08	0.75%	0.71%
	181-210 Days Delinquent	6.447%	6.386%	226	854	0.23%	0.87%	1,954,574.58	8,614,299.61	0.17%	0.74%
	211-240 Days Delinquent	0.000%	5.972%	—	644	0.00%	0.66%	—	6,370,066.26	0.00%	0.55%
	241-270 Days Delinquent	0.000%	0.000%	—	—	0.00%	0.00%	—	—	0.00%	0.00%
	Claims in Process
	Claims Pending	5.885%	6.279%	20	63	0.02%	0.06%		617,857.98	0.00%	0.05%
	Claims Filed	6.434%	6.616%	21	28	0.02%	0.03%		360,191.91	0.00%	0.03%
	Claims Rejected				—	0.00%	0.00%		—	0.00%	0.00%

B.	Grand Total			98,427	98,106	100%	100%	1,167,605,034.92	1,161,542,029.11	100%	100%

VII.	Distributions

A.		Note Interest Shortfall and Carryover	Combined	Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B
	i	Note Interest Shortfall	$—	$—	$—	$—	$—	$—	$—	$—
	ii	Note Interest Carryover	$—	$—	$—	$—	$—	$—	$—	$—
B.		Principal Distribution Amount Reconciliation
	i	Adjusted Pool Balance as of 8/31/07			$1,214,408,568.69
	ii	Outstanding Amount of Notes as of 8/31/07			$1,221,700,000.00
	iii	Principal Distribution Amount (ii - i)			$7,291,431.31
	iv	Principal Distribution Amount paid			$13,896,876.52
	v	Principal Distribution Amount Shortfall (iii - iv)			$—
C.		Parity Calculations
	i	Adjusted Pool Balance as of 8/31/07			$1,214,408,568.69
	ii	Outstanding Amount of Notes as of 9/28/07			$1,207,803,123.48
	iii	Parity Ratio (i/ii)			100.55%
D.		Reserve Account Reconciliation
	i	Beginning Account Balance			$2,950,945.58
	ii	Deposit into Reserve Account			$—
	iii	Reserve Account Balance			$2,950,945.58
	iv	Specified Reserve Account Balance			$2,903,830.62
	v	Excess reserve - Transfer to Collection Account			$(47,114.96)
	vi	Ending Account Balance			$2,903,830.62
E.		Capitalized Interest Account Reconciliation
	i	Beginning Account Balance			$29,000,000.00
	ii	Amount transferred to Collection Account			$—
	iii	Ending Account Balance			$29,000,000.00
F.		Consolidation Loan Add-On Account Reconciliation
	i	Beginning Account Balance			$5,000,000.00
	ii	Add-on Consolidation Loans purchased			$—
	iii	Amount transferred to Collection Account			$—
	iv	Ending Account Balance			$5,000,000.00

G.		Outstanding Amount of Notes and Pool Factors	7/2/2007	Paydown Factors	9/28/2007
	i	Outstanding Amount of Class A-1 Notes	$430,000,000.00		$416,103,123.48
		Class A-1 Note Pool Factor	1.0000	0.0323183175	0.9677
	ii	Outstanding Amount of Class A-2 Notes	$217,000,000.00		$217,000,000.00
		Class A-2 Note Pool Factor	1.0000	—	1.00
	iii	Outstanding Amount of Class A-3 Notes	$261,000,000.00		$261,000,000.00
		Class A-3 Note Pool Factor	1.0000000000	—	1.0000000000
	iv	Outstanding Amount of Class A-4 Notes	$277,000,000.00		$277,000,000.00
		Class A-4 Note Pool Factor	1.0000000000	—	1.0000000000
	v	Outstanding Amount of Class B Notes	$36,700,000.00		$36,700,000.00
		Class B Note Pool Factor	1.0000000000	—	1.0000000000

VIII.	Payment History and CPRs

Collection Period End	Actual Ending Trust Student Loan Principal Balance	Cumulative CPR
8/31/2007	$ 1,161,542,029.11	12.55%

		Current period
A.	Expected Trust Student Loan Principal Balance (assume no prepays)	$1,187,800,751.61
B.	Actual Trust Student Loan Principal Balance	$1,161,542,029.11
C.	Ratio (B/A)	97.79%
	% of initial trust student loan principal balance prepaid	2.21%
	Cumulative CPR	12.55%

IX.	Significant Guarantor

Trust Student Loans Guaranteed by each Significant Guarantor as of End of Collection Period

Guarantor	Number of Loans	% of total number of loans	Principal Balance	% of total Principal Balance of Trust Student Loans
American Student Assistance	92,459	94.26%	1,084,168,311.94	93.34%